PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

Dear Stockholders:

First Quarter Review

The Pacholder High Yield Fund Inc. and the high-yield market continued the previous year’s momentum, with strong performance in the first quarter of 2007. Strength in the high-yield market was particularly noteworthy following the equity market sell-off in late February. For the quarter ended March 31, 2007, the Fund rendered a 4.27% net return (net of fees and expenses, preferred stock dividends and the effect of the Fund’s leveraged capital structure) and 3.84% gross return (gross of leverage, fees and expenses), which compared favorably to the 3.00% return of the Morningstar Closed-End High Yield Category and the 3.01% return of the Credit Suisse First Boston High Yield Index, Developed Countries Only.

The Fund’s strong relative performance for the first quarter was due primarily to an underweight in BB-rated securities, which provided lower returns than the high-yield market, and select holdings that were purchased primarily for total return.

The first quarter began on a strong note, as the high-yield market performed similarly to the equity market, posting a 1.15% return in January. This momentum carried through most of February, as demand for high-yield investments outpaced new supply and the stock market correction on February 27, 2007 had little impact on the 1.55% return of the high-yield market in February. In March, the high-yield market relented, after seven straight months of returns above 1%, by posting a 0.28% return for the month.

High-yield issuers generally reported stable or improving results in the first quarter, which we believe may continue for the balance of the year. Nevertheless, certain industries, such as auto suppliers, lumber and certain technology sectors, may face challenging conditions. The trailing 12-month default rate for below-investment-grade issuers, as measured by Moody’s Investors Service, dropped from 1.7% at the end of 2006 to 1.4% in March 2007. Although Moody’s expects defaults to rise to 2.7% by the end of 2007, this estimate is still well below the historical average and may be revised downward. Continued economic growth, solid corporate profits, low relative interest rates and abundant liquidity in the capital markets have combined to keep the default rate low.

The first quarter showed strong performance across 18 of the index’s 19 industry sectors. Sectors that performed relatively well were metals/minerals, retail and media/telecommunications (cable), while those that provided weak relative performance included financial, aerospace (airlines) and housing. The Fund is well diversified, with investments in 189 issuers in 19 different industries. As of March 31, 2007, the Fund’s largest industry sector concentration was in transportation (auto), which accounted for 10.55% the portfolio’s market value. We have increased our exposure in this sector over the past few quarters because we believe that the industry is addressing overcapacity and legacy healthcare costs, and both GM and Ford have substantial liquidity.

Despite spikes up and down in the first quarter, the interest rate environment ended relatively flat, making its impact on the high-yield market relatively benign. For the quarter, the average price of the index rose 0.61 points from 99.94 to 100.55, the average yield dropped 16 basis points (bps) from 7.93% to 7.77% and the spread over the comparable Treasury decreased by 2 bps from 318 to 316 bps.

First-quarter returns for the broad equity indexes were initially very positive, but the late-February correction and weak March results generally left indexes only modestly positive. The Russell 2000, S&P 500, NASDAQ and DJIA Indexes returned 1.72%, 0.76%, 0.28% and -0.37%, respectively. Positive momentum in the equity market may be generally positive for high yield investors because a positive equity market can provide issuers with more financial flexibility and tends to reflect higher values for business assets to support leveraged capital structures.

Portfolio Strategy and Outlook

We have continued to see prices rise for a number of the Fund’s longer-term total return investments, as underlying fundamentals driving the markets remain favorable. In response, we have harvested some of these investments when they have met our price and return objectives. During the first quarter of 2007, the team identified a number of attractive higher-return investments and, as a result, we increased the Fund’s exposure to what we believe are improving credits currently rated CCC. We are continuing our dual strategy of investing in positions with lower credit volatility, such as Senior Secured Loan Participations and Assignments (7.6% portfolio weighting), while also selectively investing in total return opportunities.

Because the strength and duration of the economic expansion is not known, we will continue to adjust the Fund’s composition gradually over time, predicated on bottom-up fundamental analysis of the individual issuers and securities available in the market.

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

Gary J. Madich, CFA

President

May 4, 2007

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

JPMorgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors, Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting, legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

March 31, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ASSET-BACKED SECURITIES — 0.5%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M12, FRN, 7.32%, 9/25/35[2,9]	$500	$360,000	0.3%
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, FRN, 7.02%, 1/25/35[9]	250	238,822	0.2

TOTAL ASSET-BACKED SECURITIES (cost $635,328)		598,822	0.5

CORPORATE DEBT SECURITIES (including bonds and loan participations) — 141.9%
AEROSPACE — 4.8%
American Airlines, Inc., Collateral Trust Notes, 10.18%, 1/2/13	1,300	1,326,000	1.0
American Airlines, Inc., Pass Thru Cert, 7.379%, 5/23/16	616	609,327	0.5
American Airlines, Inc., Private Placement, Notes, 3.363%, 10/18/09[9]	871	844,582	0.6
American Airlines, Inc., Private Placement, Notes, 10.32%, 7/30/14[2]	750	765,000	0.6
Bombardier, Inc., Private Placement, Sr Unsec’d Nt, 8.00%, 11/15/14[2]	175	181,125	0.1
Bristow Group, Inc., Co Guar, 6.125%, 6/15/13	250	238,125	0.2
Continental Airlines, Inc., Pass Thru Cert, 9.798%, 4/1/21	1,898	2,101,500	1.6
Continental Airlines, Inc., Unsubordinated, 8.75%, 12/1/11	250	245,000	0.2

		6,310,659	4.8
CHEMICALS — 3.3%
Koppers, Inc., Sec’d Nt, 9.875%, 10/15/13	119	129,115	0.1
Lyondell Chemical Co., Sr Nt, 8.00%, 9/15/14[10]	1,000	1,047,500	0.8
MacDermid, Inc., Private Placement, 9.50%, 4/15/17[2]	125	128,125	0.1
Mosaic Co., (The), Private Placement, Sr Nt, 7.375%, 12/1/14[2,6]	125	130,313	0.1
Mosaic Co., (The), Private Placement, Sr Nt, 7.625%, 12/1/16[2]	125	131,875	0.1
PolyOne Corp., Nt, 8.875%, 5/1/12	500	502,500	0.4

Description	Par (000)	Value	Percent of Net Assets*

CHEMICALS — (continued)
Sterling Chemicals, Inc., Private Placement, 10.25%, 4/1/15[2]	$600	$609,000	0.5%
Terra Capital, Inc., Private Placement, 7.00%, 2/1/17[2]	525	522,375	0.4
Tronox Worldwide LLC/Tronox Finance Corp., Sr Nt, 9.50%, 12/1/12	1,000	1,060,000	0.8

		4,260,803	3.3
CONSUMER PRODUCTS — 2.7%
Broder Bros. Co., Series B, Sr Nt, 11.25%, 10/15/10[10]	1,835	1,871,700	1.4
Cooper Cos., Inc. (The), Private Placement, 7.125%, 2/15/15[2]	500	507,500	0.4
Hanesbrands, Inc., FRN, Private Placement, Sr Nt, 8.735%, 12/15/14[2]	500	509,375	0.4
Spectrum Brands, Inc., Sr Nt, 7.375%, 2/1/15	750	600,000	0.5
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05[1,3,4,9]	1,000	—	0.0

		3,488,575	2.7
ENERGY — 8.0%
Allis-Chalmers Energy, Inc., Sr Nt, 9.00%, 1/15/14	500	503,750	0.4
Amerigas Partners LP, Sr Nt, 7.25%, 5/20/15	250	252,500	0.2
Chart Industries, Inc./Pre First Reserve Fund X LP Merger, Private Placement, Sr Sub Nt, 9.125%, 10/15/15[2]	1,400	1,463,000	1.1
Compagnie Generale de Geophysique-Veritas (France), 7.75%, 5/15/17	200	208,500	0.1
El Paso Performance-Linked Trust, Private Placement, Sr Nt, 7.75%, 7/15/11[2]	500	531,875	0.4
El Paso Production Holding Co., Co Guar, 7.75%, 6/1/13	250	261,250	0.2
Encore Acquisition Co., Sr Nt, 6.00%, 7/15/15	1,000	890,000	0.7
OPTI Canada, Inc., Private Placement, Co Guar, 8.25%, 12/15/14[2]	1,180	1,227,200	0.9
Peabody Energy Corp., Co Guar, 7.375%, 11/1/16[6]	500	526,250	0.4
PHI, Inc., Co Guar, 7.125%, 4/15/13	783	747,765	0.6
Plains Exploration & Production Co., Sr Nt, 7.00%, 3/15/17	1,100	1,105,500	0.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ENERGY — (continued)
Range Resources Corp., Sr Sub Nt, 7.50%, 5/15/16	$350	$360,500	0.3%
Secunda International Ltd. (Canada), FRN, Sec’d, 13.36%, 9/1/12[10]	1,500	1,556,250	1.2
Seitel, Inc., Private Placement, 9.75%, 2/15/14[2]	400	405,000	0.3
VeraSun Energy Corp., Sr Unsec’d Nt, 9.875%, 12/15/12[6]	250	260,625	0.2
Williams Partners LP/Williams Partners Finance Corp., Private Placement, Sr Nt, 7.25%, 2/1/17[2]	250	264,375	0.2

		10,564,340	8.0
FINANCE — 3.1%
ACE Cash Express, Inc., Private Placement, Sr Nt, 10.25%, 10/1/14[2]	1,000	1,030,000	0.8
Crum & Forster Holdings Corp., Sr Nt, 10.375%, 6/15/13[10]	1,010	1,090,800	0.8
Swett & Crawford, 1st Lien Bank Debt, 7.86%, 11/16/11	496	501,212	0.4
Swett & Crawford, 2nd Lien Bank Debt, 12.11%, 11/16/12	500	510,000	0.4
Thornburg Mortgage, Inc., Sr Nt, 8.00%, 5/15/13[10]	1,000	990,000	0.7

		4,122,012	3.1
FOOD & DRUG — 0.8%
Rite Aid Corp., Debentures, 8.625%, 3/1/15	250	236,875	0.2
Southern States Coop, Inc., Private Placement, Sr Nt, 10.50%, 11/1/10[2]	750	795,000	0.6

		1,031,875	0.8
FOOD & TOBACCO — 8.7%
Alliance One International, Inc., Nt, 11.00%, 5/15/12	2,400	2,640,000	2.0
Alliance One International, Inc., Nt, 12.75%, 11/15/12[6]	150	165,750	0.1
Buffets, Inc., Debentures, 12.50%, 11/1/14	200	208,000	0.2
Chiquita Brands International, Inc., Sr Nt, 8.875%, 12/1/15[6]	2,249	2,114,060	1.6
Cosan S.A. Industria e Comercio (Brazil), Private Placement, Sr Nt, 9.00%, 11/1/09[2]	300	319,500	0.2
Dean Foods Co., Sr Nt, 7.00%, 6/1/16	125	125,469	0.1

Description	Par (000)	Value	Percent of Net Assets*

FOOD & TOBACCO — (continued)
Eagle Family Foods, Inc., Series B, Sr Nt, 8.75%, 1/15/08[6]	$1,000	$905,000	0.7%
Eurofresh, Inc., Private Placement, Nt, 11.50%, 1/15/13[2]	2,500	2,450,000	1.9
Golden State Foods Corp., Private Placement, Sr Sub Nt, 9.24%, 1/10/12[2,8,9]	1,250	1,270,313	1.0
National Beef Packaging Co. LLC/NB Finance Corp., Sr Nt, 10.50%, 8/1/11[10]	500	525,000	0.4
Pilgrim’s Pride Corp., Debentures, 8.375%, 5/1/17[6]	150	148,125	0.1
Reynolds American, Inc., Nt, 7.625%, 6/1/16	500	531,915	0.4
Tom’s Foods, Inc., Sr Nt, 10.50%, 11/1/04[1,4,9]	907	18,136	0.0

		11,421,268	8.7
FOREST PRODUCTS & CONTAINERS — 11.8%
Abitibi-Consolidated Co. of Canada, Sr Nt, 8.375%, 4/1/15[6]	1,170	1,099,800	0.8
Ainsworth Lumber Co., Ltd., Sr Nt, 6.75%, 3/15/14[6]	460	315,100	0.2
Appleton Papers, Inc., Series B, Sr Sub Nt, 9.75%, 6/15/14[10]	800	826,000	0.6
Buckeye Technologies, Inc., Sr Sub Nt, 9.25%, 9/15/08[10]	923	923,000	0.7
Cascades, Inc., Sr Nt, 7.25%, 2/15/13[10]	1,500	1,500,000	1.1
Constar International, Inc., FRN, Co Guar, 8.735%, 2/15/12[6]	750	765,000	0.6
Constar International, Inc., Sr Sub Nt, 11.00%, 12/1/12[6]	2,680	2,700,100	2.1
Domtar, Inc., Nt, 7.875%, 10/15/11[10]	310	324,725	0.3
Georgia-Pacific Corp., Private Placement, Co Guar, 7.00%, 1/15/15[2]	125	125,625	0.1
Georgia-Pacific Corp., Private Placement, Co Guar, 7.125%, 1/15/17[2]	125	125,313	0.1
NewPage Corp., Sr Nt, 12.00%, 5/1/13[6]	800	868,000	0.7
Plastipak Holdings, Inc., Private Placement, Sr Nt, 8.50%, 12/15/15[2,6]	300	318,000	0.2
Portola Packaging, Inc., Sr Nt, 8.25%, 2/1/12[10]	1,260	1,215,900	0.9
Smurfit-Stone Container Enterprises, Inc., Private Placement, 8.00%, 3/15/17[2]	1,500	1,466,250	1.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

FOREST PRODUCTS & CONTAINERS — (continued)
Smurfit-Stone Container Enterprises, Inc., Sr Nt, 8.375%, 7/1/12	$400	$401,000	0.3%
Tembec Industries, Inc., (Canada), Sr Nt, 7.75%, 3/15/12[6]	2,580	1,567,350	1.2
Tembec Industries, Inc., (Canada), Sr Unsec’d Nt, 8.625%, 6/30/09[6]	320	226,000	0.2
Verso Paper Holdings LLC & Verson Paper, Inc., Private Placement, 11.375%, 8/1/16[2]	250	261,875	0.2
Vitro S.A. de C.V., Private Placement (Mexico), 8.625%, 2/1/12[2]	500	512,500	0.4

		15,541,538	11.8
GAMING/LEISURE — 4.7%
Harrah’s Operating Co., Inc., Sr Nt, 5.75%, 10/1/17	250	206,875	0.2
HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp., FRN, Private Placement,Sec’d Nt, 10.12%, 4/1/12[2]	1,000	1,005,000	0.8
MGM Mirage, Inc., Co Guar, 7.625%, 1/15/17	500	506,250	0.4
Pokagon Gaming Authority, Private Placement, Sr Nt, 10.375%, 6/15/14[2]	1,000	1,102,500	0.8
Six Flags, Inc., Sr Nt, 9.625%, 6/1/14[10]	1,000	940,000	0.7
Six Flags, Inc., Sr Nt, 9.75%, 4/15/13[6]	600	571,500	0.4
Trump Entertainment Resorts, Inc., Sec’d Nt, 8.50%, 6/1/15[6]	500	505,000	0.4
Venetian Macau, Term Loan B, 8.10%, 4/6/13	1,333	1,346,666	1.0

		6,183,791	4.7
HEALTHCARE — 10.7%
Advanced Medical Optics, Inc., Private Placement, 7.50%, 5/1/17[2]	200	201,500	0.2
Celtic Pharma Phinco B.V., Private Placement (Bermuda), 17.00%, 6/15/12[9]	1,000	1,000,000	0.8
HCA, Inc., Debentures, 6.30%, 10/1/12[6]	250	233,750	0.2
HCA, Inc., Private Placement, Sec’d Nt, 9.125%, 11/15/14[2]	475	507,656	0.4
HCA, Inc., Private Placement, Sec’d Nt, 9.25%, 11/15/16[2]	1,000	1,078,750	0.8
HCA, Inc., Term Loan B, 7.60%, 11/14/13	500	504,375	0.4

Description	Par (000)	Value	Percent of Net Assets*

HEALTHCARE — (continued)
Medical Services Co., FRN, Co Guar, 12.86%, 10/15/11[10]	$2,800	$2,639,000	2.0%
Psychiatric Solutions, Inc., Sr Sub Nt, 10.625%, 6/15/13	333	364,635	0.3
TeamHealth, Inc., Sr Sub Nt, 11.25%, 12/1/13[10]	2,184	2,304,120	1.7
Tenet Healthcare Corp., Sr Nt, 9.25%, 2/1/15	250	247,500	0.2
Tenet Healthcare Corp., Sr Nt, 9.875%, 7/1/14[10]	2,250	2,272,500	1.7
US Oncology, Inc., Co Guar, 10.75%, 8/15/14	575	641,125	0.5
Vanguard Health Holding Co. II LLC, Sr Sub Nt, 9.00%, 10/1/14[10]	2,000	2,025,000	1.5

		14,019,911	10.7
HOUSING — 1.8%
Fedders North America, Inc., Co Guar, 9.875%, 3/1/14[6]	992	528,240	0.4
Interface, Inc., Sr Sub Nt, 9.50%, 2/1/14[6]	535	581,813	0.4
Interline Brands, Inc., Sr Sub Nt, 8.125%, 6/15/14	350	361,375	0.3
Jacuzzi Brands, Inc., 2nd Lien, 11.348%, 8/7/14	667	669,167	0.5
Jacuzzi Brands, Inc., 2nd Lien, 11.36%, 8/7/14	167	167,292	0.1
Jacuzzi Brands, Inc., 2nd Lien, 11.379%, 8/20/14	167	167,292	0.1

		2,475,179	1.8
INFORMATION TECHNOLOGY — 13.7%
Advanced Micro Devices, Inc., Sr Nt, 7.75%, 11/1/12[6]	410	414,612	0.3
Compucom Systems, Inc., Private Placement, Sr Nt, 12.00%, 11/1/14[2]	1,000	1,067,500	0.8
Freescale Semiconductor, Inc., FRN, Private Placement, Sr Nt, 9.23%, 12/15/14[2]	250	249,375	0.2
Freescale Semiconductor, Inc., Private Placement, Sr Nt, 8.875%, 12/15/14[2]	800	801,000	0.6
Freescale Semiconductor, Inc., Private Placement, Sr Sub Nt, 10.125%, 12/15/16[2,6]	200	200,500	0.2

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INFORMATION TECHNOLOGY — (continued)
IKON Office Solutions, Inc., Sr Nt, 7.75%, 9/15/15	$550	$574,750	0.4%
Intcomex, Inc., Sec’d Nt, 11.75%, 1/15/11	900	911,250	0.7
Isola Group S.A.R.L, 1st Lien Term Loan, 10.10%, 12/18/12	499	497,503	0.4
Isola Group S.A.R.L, 2nd Lien Term Loan, 13.115%, 12/18/13	250	250,000	0.2
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg), FRN, Sec’d, 8.605%, 12/15/11[6]	1,000	857,500	0.7
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg), Sec’d Nt, 6.875%, 12/15/11[6]	1,000	820,000	0.6
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg), Sr Sub Nt, 8.00%, 12/15/14[6]	1,990	1,238,775	0.9
NXP BV/NXP Funding LLC, FRN, Private Placement, Sec’d Nt, 8.11%, 10/15/13[2]	400	411,500	0.3
NXP BV/NXP Funding LLC, Private Placement, Sec’d Nt, 7.875%, 10/15/14[2]	200	206,500	0.2
NXP BV/NXP Funding LLC, Private Placement, Sr Nt, 9.50%, 10/15/15[2,6]	1,725	1,781,063	1.4
Open Solutions, Inc., Private Placement, 9.75%, 2/1/15[2,6]	500	515,000	0.4
Sirius Computer Solutions, 2nd Lien Bank Loan, 11.364%, 5/30/13	1,000	1,005,000	0.8
Smart Modular Technologies, FRN, Sr Nt, 10.86%, 4/1/12	423	444,150	0.3
Spansion LLC, Term Loan B, 8.36%, 10/31/12	500	502,500	0.4
Stratus Technologies, Inc., 2nd Lien Term Loan, 14.35%, 3/28/12	1,000	960,000	0.7
Sungard Data Systems, Inc., Sr Unsec’d Nt, 9.125%, 8/15/13	500	536,250	0.4
TTM Technologies, Inc., Term Loan, 7.57%, 10/31/12	438	438,047	0.3
UGS Capital Corp. II, Private Placement, PIK, Sr Nt, 10.49%, 6/1/11[2]	1,050	1,068,843	0.8
Unisys Corp., Sr Nt, 8.00%, 10/15/12	1,750	1,754,375	1.3

Description	Par (000)	Value	Percent of Net Assets*

INFORMATION TECHNOLOGY — (continued)
Unisys Corp., Sr Nt, 8.50%, 10/15/15[6]	$500	$508,750	0.4%

		18,014,743	13.7
MANUFACTURING — 6.2%
Baldor Electric Co., Sr Nt, 8.625%, 2/15/17	100	105,750	0.1
General Cable Corp., Private Placement, FRN, 7.725%, 4/1/15[2]	250	250,000	0.2
Milacron Escrow Corp., Sec’d Nt, 11.50%, 5/15/11	2,000	1,940,000	1.5
Polypore, Inc., Sr Sub Nt, 8.75%, 5/15/12[6]	2,035	2,096,050	1.6
Polypore International, Inc., Sr Disc Nt, 10.50%, 10/1/12[7]	333	311,355	0.2
RBS Global, Inc.& Rexnord Corp., Sr Sub Nt, 11.75%, 8/1/16[6]	410	440,237	0.3
RBS Global, Inc.& Rexnord Corp., Private Placement, 8.875%, 9/1/16[2,6]	1,150	1,161,500	0.9
Rental Services Corp., Private Placement, Sr Nt, 9.50%, 12/1/14[2,6]	200	213,000	0.2
Trimas Corp., Co Guar, 9.875%, 6/15/12[10]	1,625	1,622,969	1.2

		8,140,861	6.2
MEDIA & TELECOM: BROADCASTING — 4.8%
Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., Private Placement, Sr Sub Nt, 10.50%, 8/15/14[2]	700	735,000	0.6
Fisher Communications, Inc., Sr Nt, 8.625%, 9/15/14	500	535,625	0.4
LBI Media, Inc., Sr Disc Nt, 11.00%, 10/15/13[7]	625	543,750	0.4
LIN Television Corp., Sr Sub Nt, 6.50%, 5/15/13[6]	500	489,375	0.4
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., Sr Disc Nt, 11.67%, 4/1/13[7]	750	725,625	0.5
Nexstar Finance, Inc., Sr Sub Nt, 7.00%, 1/15/14[6]	725	696,000	0.5
Radio One, Inc., Sr Sub Nt, 6.375%, 2/15/13	500	482,500	0.4
Sinclair Broadcast Group, Inc., Co Guar, 8.00%, 3/15/12[6]	500	517,500	0.4

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA & TELECOM: BROADCASTING — (continued)
Univision Communications, Inc., Private Placement, PIK, 9.75%, 3/15/15[2]	$500	$498,125	0.4%
XM Satellite Radio, Inc., Private Placement, 10.00%, 6/1/13	1,000	1,015,000	0.8

		6,238,500	4.8
MEDIA & TELECOM: CABLE — 8.3%
Adelphia Communications Corp., Sr Nt, 6.00%, 2/15/06[1,3,4]	157	—	0.0
Adelphia Communications Corp., Sr Nt, 8.125%, 7/15/03[1,4]	750	249,375	0.2
Adelphia Communications Corp., Sr Nt, 9.375%, 11/15/09[1,4,6]	560	193,200	0.2
Adelphia Recovery Trust, Contingent Value, 0%, 12/31/49	1,297	110,236	0.1
Block Communications, Inc., Private Placement, Sr Nt, 8.25%, 12/15/15[2]	300	304,500	0.2
CCH I Holdings LLC, Co Guar, 11.125%, 1/15/14	850	794,750	0.6
CCH I Holdings LLC/CCH I Holdings Capital Corp., Sec’d Nt, 11.00%, 10/1/15	2,305	2,391,437	1.8
Charter Communications Holdings II LLC/Charter Communications Holdings II Cap Corp., Series B, Sr Nt, 10.25%, 9/15/10	500	526,875	0.4
Charter Communications Holdings II LLC/Charter Communications Holdings II Cap Corp., Sr Nt, 10.25%, 9/15/10[6]	250	263,750	0.2
DirecTV Holdings LLC/DirecTV Financing Co., Sr Nt, 8.375%, 3/15/13	750	790,312	0.6
Intelsat Bermuda Ltd., FRN, Private Placement (Bermuda), Debentures, 8.872%, 1/15/15[2]	150	153,000	0.1
Intelsat Bermuda Ltd., Private Placement, Sr Nt (Bermuda), 9.25%, 6/15/16[2,6]	600	664,500	0.5
Intelsat Bermuda Ltd., Private Placement, Sr Nt (Bermuda), 11.25%, 6/15/16[2]	500	567,500	0.4
Intelsat Corp., Sr Nt, 9.00%, 8/15/14	749	810,793	0.6
Intelsat Subsidiary Holding Co., Ltd., Sr Nt (Bermuda), 8.25%, 1/15/13	500	521,250	0.4
Mediacom LLC/Mediacom Capital Corp., Sr Nt, 9.50%, 1/15/13	250	257,813	0.2
Quebecor Media, Inc. (Canada), Sr Nt, 7.75%, 3/15/16	750	770,625	0.6

Description	Par (000)	Value	Percent of Net Assets*

MEDIA & TELECOM: CABLE — (continued)
Videotron Ltee, Co Guar, Sr Unsec’d Nt, 6.375%, 12/15/15[10]	$500	$491,250	0.4%
Virgin Media Finance plc (United Kingdom), Sr Nt, 9.125%, 8/15/16[6]	1,000	1,055,000	0.8

		10,916,166	8.3
MEDIA & TELECOM: DIVERSIFIED — 8.5%
Cenveo Corp., Sr Sub Nt, 7.875%, 12/1/13[6]	325	318,500	0.2
DX III Holdings Corp., 1st Lien Term Loan, 8.364%, 1/27/11	442	443,761	0.3
Idearc, Inc., Private Placement, Sr Nt, 8.00%, 11/15/16[2]	1,350	1,388,813	1.1
IMAX Corp., Sr Nt, 9.625%, 12/1/10[6]	1,984	1,884,800	1.4
Lamar Media Corp., Series B, Sr Sub Nt, 6.625%, 8/15/15	750	731,250	0.6
Lamar Media Corp., Sr Sub Nt, 7.25%, 1/1/13	500	506,250	0.4
Phoenix Color Corp., Sr Sub Nt, 13.00%, 2/1/09	2,030	2,035,075	1.5
Primedia, Inc., Sr Nt, 8.875%, 5/15/11	375	385,313	0.3
True Temper Sports, Inc., Sr Nt, 8.375%, 9/15/11	500	445,000	0.3
True Temper Sports, 1st Lien, 8.538%, 3/27/11	117	116,659	0.1
True Temper Sports, 1st Lien, 8.61%, 3/27/11	883	883,341	0.7
Quebecor World Capital Corp. (Canada), Sr Nt, 6.125%, 11/15/13[6]	850	784,125	0.6
Quebecor World Capital Corp. (Canada), Private Placement, Sr Nt, 8.75%, 3/15/16[2]	250	253,125	0.2
Quebecor World, Inc. (Canada), Private Placement, Sr Nt, 9.75%, 1/15/15[1,2,6]	500	525,000	0.4
RH Donnelley Corp., Sr Disc Nt, 6.875%, 1/15/13	250	243,125	0.2
RH Donnelley Corp., Sr Nt, 8.875%, 1/15/16	250	265,625	0.2

		11,209,762	8.5
MEDIA & TELECOM: FIXED COMMUNICATION — 4.6%
Level 3 Financing, Inc., Private Placement, Co Guar, 9.25%, 11/1/14[2]	1,800	1,849,500	1.4
Level 3 Financing, Inc., Private Placement, FRN, 9.15%, 2/15/15[2]	250	251,875	0.2

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA & TELECOM: FIXED COMMUNICATION — (continued)
McLeod USA, Inc., Private Placement, Sec’d Nt, 10.50%, 10/1/11[2]	$500	$525,000	0.4%
Qwest Corp., Sr Nt, 7.625%, 6/15/15[6]	1,950	2,081,625	1.6
Time Warner Telecom Holdings, Inc., Sr Nt, 9.25%, 2/15/14[10]	1,250	1,337,500	1.0

		6,045,500	4.6
MEDIA & TELECOM: WIRELESS COMMUNICATION — 2.2%
Cricket Communications, Inc., Private Placement, Sr Nt, 9.375%, 11/1/14[2]	300	318,000	0.3
Horizon PCS, Inc., Sr Nt, 11.375%, 7/15/12	350	387,625	0.3
MetroPCS Wireless, Inc., Private Placement, Sr Nt, 9.25%, 11/1/14[2]	1,750	1,850,625	1.4
Rogers Wireless, Inc., Sec’d Nt, 6.375%, 3/1/14[6]	250	256,250	0.2

		2,812,500	2.2
METALS & MINERALS — 2.1%
AK Steel Corp., Co Guar, 7.75%, 6/15/12	300	304,875	0.2
AK Steel Corp., Co Guar, 7.875%, 2/15/09[6]	1,005	1,005,000	0.8
Aleris International, Inc., Private Placement, PIK, Sr Nt, 9.00%, 12/15/14[2]	500	527,500	0.4
Wolverine Tube, Inc., Sr Nt, 10.50%, 4/1/09[6]	945	945,000	0.7

		2,782,375	2.1
RETAIL — 2.0%
Brown Shoe Co., Inc., Sr Unsec’d Nt, 8.75%, 5/1/12[10]	750	795,000	0.6
Linens ‘N Things, Inc., FRN, Sec’d Nt, 10.985%, 1/15/14[6]	1,975	1,836,750	1.4

		2,631,750	2.0
SERVICES — 5.4%
Allied Waste North America, Inc., Sr Nt, 6.875%, 6/1/17[6]	250	250,625	0.2
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt, 7.75%, 2/1/15[2]	2,100	2,063,250	1.6
Mac-Gray Corp., Sr Nt, 7.625%, 8/15/15	650	663,000	0.5
SAC Holding Corp., Sr Nt, 8.50%, 3/15/14[10]	1,323	1,319,543	1.0
Service Corp. International, Private Placement, 6.75%, 4/1/15[2]	250	249,687	0.2

Description	Par (000)		Value	Percent of Net Assets*

SERVICES — (continued)
Stewart Enterprises, Inc., Sr Nt, 6.25%, 2/15/13	$1,834		$1,778,980	1.3%
United Rentals North America, Inc., Co Guar, 6.50%, 2/15/12	750		748,125	0.6

			7,073,210	5.4
TRANSPORTATION — 15.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Private Placement, Sr Nt, 7.625%, 5/15/14[2,6]	100		102,000	0.1
Eagle-Picher Industries, Inc., 1st Lien, 9.86%, 12/20/10	720		720,000	0.6
Eagle-Picher Industries, Inc., 2nd Lien, 13.848%, 6/20/11	750		772,500	0.6
Ford Motor Co., Nt, 7.45%, 7/15/31[6]	2,250		1,740,937	1.3
Ford Motor Co., Nt, 9.98%, 2/15/47[6]	750		684,375	0.5
Ford Motor Co., Term Loan B, 8.36%, 12/15/13	1,000		1,001,250	0.8
Ford Motor Credit Co., FRN, Nt, 8.11%, 1/13/12	300		293,257	0.2
Ford Motor Credit Co., Nt, 8.00%, 12/15/16[6]	1,400		1,347,140	1.0
Ford Motor Credit Co., Nt, 8.625%, 11/1/10[10]	1,330		1,357,293	1.0
General Motors Corp., Debentures, 8.10%, 6/15/24[10]	2,075		1,831,187	1.4
General Motors Corp., Debentures, 8.375%, 7/15/33[6]	2,000		1,795,000	1.4
Goodyear Tire & Rubber Co. (The), Sr Nt, 9.00%, 7/1/15[6]	750		823,125	0.6
Goodyear Tire & Rubber Co. (The), Private Placement, Sr Nt, 8.625%, 12/1/11[2]	150		161,250	0.1
IdleAire Technologies Corp., Private Placement, Sr Disc Nt, 13.41%, 12/15/12[2,7]	1,415	[a]	919,750	0.7
J.B. Poindexter & Co., Inc., Co Guar, 8.75%, 3/15/14[6,10]	2,584		2,409,580	1.8
Lear Corp., Term Loan, Bank Debt, 7.85%, 4/25/12	300		300,375	0.2
Lear Corp., Term Loan, Bank Debt, 7.85%, 4/25/12	700		700,875	0.5
Lear Corp., Series B, Sr Nt, 8.75%, 12/1/16	710		678,050	0.5

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

TRANSPORTATION — (continued)
Quality Distribution LLC/QD Capital Corp., Co Guar, 9.00%, 11/15/10	$750	$720,000	0.6%
Quality Distribution LLC/QD Capital Corp., FRN, Co Guar, 9.86%, 1/15/12[10]	850	858,500	0.7
Ultrapetrol Bahamas Ltd., 1st Mtg, 9.00%, 11/24/14	450	456,750	0.4

		19,673,194	15.0
UTILITIES — 8.7%
Calpine Corp., Sr Nt, 8.75%, 7/15/07[1,4]	250	281,250	0.2
Calpine Corp., Private Placement, Sr Sec’d Nt, 8.75%, 7/15/13[1,2,4]	1,100	1,171,500	0.9
Calpine Corp., Sr Nt, 7.875%, 4/1/08[1,4]	1,000	1,092,500	0.8
Calpine Corp., Private Placement, 8.50%, 7/15/10[1,2,4]	1,000	1,060,000	0.8
Calpine Corp., Private Placement, Sec’d Nt, 9.875%, 12/1/11[1,2,4]	250	274,375	0.2
Calpine Generating Co. LLC, FRN, Sec’d, 14.37%, 4/1/11[1,4]	2,000	2,120,000	1.6
Midwest Generation LLC, Sec’d Nt, 8.75%, 5/1/34	500	542,500	0.4
Mirant Americas Generation LLC, Sr Nt, 8.30%, 5/1/11[10]	1,250	1,281,250	1.0
Mirant Americas Generation LLC, Sr Nt, 8.50%, 10/1/21	500	507,500	0.4
Northwest Pipeline Corp., Sr Nt, 7.00%, 6/15/16	500	535,625	0.4
NRG Energy, Inc., Term Loan B, 7.35%, 2/2/13	440	443,058	0.4
Reliant Energy, Inc., Sec’d Nt, 6.75%, 12/15/14[10]	1,000	1,056,250	0.8
Reliant Energy, Inc., Sec’d Nt, 9.50%, 7/15/13[10]	1,000	1,088,750	0.8
Southern Energy, Inc., Escrow, Sr Nt, 7.90%, 3/9/12	750	28,125	0.0

		11,482,683	8.7
Total Corporate Debt Securities
(cost $183,589,557)		186,441,195	141.9

Total Fixed Income Investments
(cost $184,224,885)		187,040,017	142.4

Description	Shares/ Par (000)		Value	Percent of Net Assets*

PREFERRED STOCKS — 0.3%
Glasstech, Inc., Series C, Pfd[3,9]	$—	[11]	$—	0.0%
Spanish Broadcasting System, Series B, Pfd, PIK, 10.75%, 10/15/13	3		324,860	0.3

Total Preferred Stocks (cost $296,000)			324,860	0.3

COMMON STOCKS — 5.9%
AboveNet, Inc.[1]	2		100,418	0.1
Avado Brands, Inc.[1,9]	9		90,630	0.1
Bally Total Fitness Holding Corp.[1,8,9]	2		1,396	0.0
Bally Total Fitness Holding Corp.[1,3,6,8]	4		1,533	0.0
Continental AFA Dispensing Co., Inc.[1,3,9]	60		1	0.0
Eagle-Picher Industries, Inc.[3,6]	50		975,000	0.7
Glasstech, Inc., Class C1,3,9	—	[11]	—	0.0
Lexington Coal Co.[1]	25		24,805	0.0
Mattress Discounters Corp.[1,3,9]	8		27,736	0.0
Oglebay Norton Co.[1,8]	245		5,390,000	4.1
Simonds Industries, Inc.[1,3,9]	8		280,024	0.2
Time Warner Cable, Inc., Class A1	20		737,372	0.6
Westpoint Stevens, Inc.[1,3,9]	14		149,908	0.1
XO Holdings, Inc.[1]	1		2,647	0.0

Total Common Stocks (cost $12,507,669)			7,781,470	5.9

RIGHTS — 0.0%[12]
Westpoint Stevens, Inc.[1,3,9]
(cost $184,476)	13		22,049	0.0

WARRANTS — 0.0%[12]
Abovenet, Inc., 8/9/08[1,9]	1		22,776	0.0
Abovenet, Inc., 8/9/10[1,9]	1		24,045	0.0
XO Holdings, Inc., Series A, 1/16/10[1]	1		931	0.0
XO Holdings, Inc., Series B, 1/16/10[1]	1		403	0.0
XO Holdings, Inc., Series C, 1/16/10[1]	1		194	0.0

Total Warrants (cost $417,200)			48,349	0.0

Total Equity Investments
(cost $13,405,345)			8,176,728	6.2

SHORT TERM INVESTMENT — 1.9%
Federated Prime Obligations Fund
(cost $2,461,710)	2,462		2,461,710	1.9

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (concluded)

March 31, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 22.9%
UBS Securities LLC — Repurchase agreement, 5.45%, dated 03/30/07, matures 04/02/07, repurchase price $30,131,260, collateralized by U.S. Government Agency Mortgages
(cost $30,117,588)	$30,118	$30,117,588	22.9%

TOTAL INVESTMENTS
(cost $230,209,528)		227,796,043	173.4

Payable Upon Return of Securities Loaned		(30,117,588)	(22.9)
Payable to Advisor		(106,987)	(0.1)
Payable to Administrator		(5,121)	(0.0)
Accounting Fees Payable		(8,083)	(0.0)
Custody Fees Payable		(2,579)	(0.0)
Unrealized Appreciation on Swap Agreements		265,966	0.2
Unrealized Depreciation on Swap Agreements		(121,519)	(0.1)
Other Liabilities in Excess of Other Assets		(308,803)	(0.3)
Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value.		(66,000,000)	(50.2)

Net Assets Applicable to Common Stockholders		$131,391,329	100.0

Net Asset Value Per Common Share ($131,391,329/12,940,868)		$10.15

*	Applicable to common stockholders.
1	Non-income producing security.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $44,645,576 and 34.0% of net assets applicable to common stockholders.
3	Board valued security. These securities amounted to $1,503,072 and 1.1% of net assets applicable to common stockholders.
4	Security in default.
6	All or a portion of the security is on loan. Securities on loan have a fair market value of $29,598,797.
7	Step-up bond. Interest rate is effective rate.
8	Restricted security. These securities amounted to $6,663,242 and 5.1% of net assets applicable to common stockholders.
9	Security deemed to be illiquid. These securities amounted to $4,350,418 and 3.3% of net assets applicable to common stockholders.
10	All or a portion of the security is segregated for current or potential holdings of swaps, TBA, when-issued securities and delayed delivery securities.
11	Amount rounds to less than 1,000 shares.
12	Amount rounds to less than 0.1%.
a	Amount shown is whole number of units.
Cert	Certificate
Co	Company
Disc	Discount
FRN	Floating Rate Note. Rate shown is rate in effect at March 31, 2007.
Guar	Guaranteed
Nt	Note
Pfd	Preferred
PIK	Payment in kind.
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured

INTEREST RATE SWAPS — The Fund entered into interest payment swap arrangements with Citibank, N. A. New York (Citibank) for the purpose of partially hedging its dividend payment obligations with respect to the Series W Auction Rate Cumulative Preferred Stock (“ARPS”). Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the three month London Interbank Offered Rate (LIBOR). The variable rates ranged from 5.33% to 5.36% for the quarter ended March 31, 2007. The effective date, notional contract amount, maturity, fixed and floating annual rates and unrealized appreciation/depreciation of the swaps are as follows:

Effective Date	Notional Contract Amount	Maturity	Fixed Annual Rate	Floating Annual Rate*	Unrealized Appreciation/ (Depreciation)
10/1/2004	$10 million	10/1/2007	3.30%	5.35%	$115,425
6/1/2005	$5 million	6/2/2008	4.10	5.35	59,010
6/1/2005	$5 million	6/1/2009	4.15	5.35	78,097
12/1/2005	$5 million	12/1/2009	4.74	5.35	13,434
8/14/2006	$5 million	12/1/2008	5.26	5.35	(27,085)
8/14/2006	$5 million	6/1/2010	5.26	5.35	(64,255)
12/1/2006	$5 million	12/1/2010	5.01	5.35	(30,178)

*	Represents rate in effect at March 31, 2007.

  PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Gary J. Madich, CFA

President

Patricia A. Maleski

Vice President and

Chief Administrative Officer

Jessica K. Ditullio

Secretary

Stephanie J. Dorsey

Treasurer

Penny Grandominico

Chief Compliance Officer

John F. Williamson Chairman and Director George D. Woodard Director Daniel A. Grant Director William J. Morgan Director

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Investor Services, LLC

Legal Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Executive Offices

Pacholder High Yield Fund, Inc.

8044 Montgomery Road

Suite 555

Cincinnati, Ohio 45236

Shareholder Services

(877) 217-9502

Please visit our web site, www.phf-hy.com, for information on the Fund’s NAV, share price, news releases, and SEC filings. We created this site to provide stockholders quick and easy access to the timeliest information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

FIRST QUARTER

MARCH 31, 2007